Financial Instrument Risk Management - Changes in Allowances for Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance for expected credit losses
Beginning balance	$ 162,948
Ending balance	178,698	$ 162,948
Debt securities | Accumulated impairment
Reconciliation of changes in allowance for expected credit losses
Beginning balance	32	32
New originations or purchases	9	9
Derecognition or maturities	(11)	(6)
Net remeasurement	(4)	(3)
Ending balance	26	32
Debt securities | Financial instruments not credit-impaired | Accumulated impairment | 12-month expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	30	30
New originations or purchases	9	9
Derecognition or maturities	(10)	(6)
Net remeasurement	(4)	(3)
Ending balance	25	30
Debt securities | Financial instruments not credit-impaired | Accumulated impairment | Lifetime expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	2	2
New originations or purchases	0	0
Derecognition or maturities	(1)	0
Net remeasurement	0	0
Ending balance	1	2
Debt securities | Financial instruments credit-impaired | Accumulated impairment | Lifetime expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	0	0
New originations or purchases	0	0
Derecognition or maturities	0	0
Net remeasurement	0	0
Ending balance	0	0
Total mortgages and loans
Reconciliation of changes in allowance for expected credit losses
Beginning balance	54,600
Ending balance	57,619	54,600
Total mortgages and loans | Accumulated impairment
Reconciliation of changes in allowance for expected credit losses
Beginning balance	57	43
New originations or purchases	5	5
Derecognition or maturities	(1)	0
Net remeasurement	6	9
Write-offs, net of recoveries, and other adjustments	(5)	0
Ending balance	62	57
Total mortgages and loans | Financial instruments not credit-impaired | Accumulated impairment | 12-month expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	8	4
New originations or purchases	4	5
Derecognition or maturities	(1)	0
Net remeasurement	(5)	(1)
Write-offs, net of recoveries, and other adjustments	0	0
Ending balance	6	8
Total mortgages and loans | Financial instruments not credit-impaired | Accumulated impairment | Lifetime expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	0	0
New originations or purchases	1	0
Derecognition or maturities	0	0
Net remeasurement	0	0
Write-offs, net of recoveries, and other adjustments	0	0
Ending balance	1	0
Total mortgages and loans | Financial instruments credit-impaired | Accumulated impairment | Lifetime expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	49	39
New originations or purchases	0	0
Derecognition or maturities	0	0
Net remeasurement	11	10
Write-offs, net of recoveries, and other adjustments	(5)	0
Ending balance	$ 55	$ 49